Additional Information of Expenses by Nature - Summary of Accrued Profit Sharing Bonus to Employees (Detail) - TWD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Bonus to Employees [member]
Expense by Nature [line items]
Accrued profit sharing bonus to employees	$ 16,358.8	$ 15,963.3